Business Combinations and Asset Acquisition (Details 1) - WEBA [Member]	Dec. 27, 2016 USD ($)
Cash payment to the WEBA Sellers at closing	$ 150,000
Common stock issuance to the WEBA Sellers	562,500
Promissory notes to the WEBA Sellers	2,650,000
Contingent cash consideration to the WEBA Sellers	1,745,023
Income tax benefit	1,030,000
Total acquisition date fair value	$ 6,137,523